Business Combination_Exposure To Insurance Price Risk(Details) - KRW (₩)	Dec. 31, 2017	May 19, 2017
Non-life insurance
Disclosure Of Non Life Insurance Price Risk At The Time Of Business Combination LineItems[Line Items]
Direct insurance	₩ 4,927,617,000,000	₩ 4,738,817,000,000
Inward reinsurance	84,056,000,000	81,311,000,000
Outward reinsurance	(829,003,000,000)	870,899,000,000
Total	4,182,670,000,000	3,949,229,000,000
General Insurance
Disclosure Of Non Life Insurance Price Risk At The Time Of Business Combination LineItems[Line Items]
Direct insurance	906,603,000,000	908,992,000,000
Inward reinsurance	84,056,000,000	81,311,000,000
Outward reinsurance	(518,099,000,000)	579,954,000,000
Total	472,560,000,000	410,349,000,000
Automobile insurance
Disclosure Of Non Life Insurance Price Risk At The Time Of Business Combination LineItems[Line Items]
Direct insurance	2,000,232,000,000	1,984,178,000,000
Inward reinsurance	0
Outward reinsurance	(34,579,000,000)	40,486,000,000
Total	1,965,653,000,000	1,943,692,000,000
Long-term Insurance
Disclosure Of Non Life Insurance Price Risk At The Time Of Business Combination LineItems[Line Items]
Direct insurance	2,020,782,000,000	1,845,647,000,000
Inward reinsurance	0
Outward reinsurance	(276,325,000,000)	250,459,000,000
Total	₩ 1,744,457,000,000	₩ 1,595,188,000,000